Financial Instruments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial Instruments
24.	Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements.

Euros in thousands		Carrying amount		Fair value
	IFRS 9	December 31, 2020 (Restated)	December 31, 2019	December 31, 2020 (Restated)	December 31, 2019
Financial assets
Short-term deposits*	other financial assets at amortized cost	24,448	16,023	24,448	16,023
Positive market value forward contracts*	At fair value through profit or loss (FVTPL)	914	—	914	—
Accounts receivable	other financial assets at amortized cost	1,250	957	1,250	957
Other current/non-current assets	other financial assets at amortized cost	1,586	1,710	1,586	1,710

Total financial assets**		28,198	18,690	28,198	18,690

Financial liabilities
Accounts payable	other financial liabilities at amortized cost	10,052	7,082	10,052	7,082
Other current liabilities	other financial liabilities at amortized cost	2,025	1,288	2,025	1,288
Other financial liabilities	At fair value through profit or loss (FVTPL)	16,869	—	16,869	—

Total financial liabilities		28,946	8,370	28,946	8,370

*
Short-term deposits” are classified within Other financial assets. “Positive market value forward contract” are classified in other current assets. “Negative market value forward contracts” are classified in other current liabilities.

**	Financial assets, other than cash and cash equivalents.
The carrying value of financial instruments, such as cash and cash equivalents, deposits, accounts receivable and accounts payable approximate their fair value based on the short-term maturities of these instruments. The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
The following methods and assumptions were used to estimate the fair values: All financial assets, except for derivatives, which are categorized Level 2, are categorized Level 1 and therefore are valued using quoted (unadjusted) market prices. All financial liabilities are also categorized Level 1.
The Company accounted for the warrants issued to investors with an option to choose over how it is settled as a current liability according to provisions of IAS 32. The Company measured the warrants at fair value by using the Euro equivalent of the closing price of warrants at NASDAQ. The warrants were measured in each reporting period. Changes in the fair value were recognized in the Company’s consolidated statement of loss as financial income or expense, as appropriate. The warrants were classified as level 1.